Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessee [line items]
Net rental expenditures	$ 2,075	$ 2,569	$ 3,439
Minimum lease payments	2,333	3,113	4,046
Sublease payments received	272	558	608
Contingent rental payment	0	0	$ 0
Finance lease liabilities	478	507
The nominal minimum lease payments	630
Operating leases [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	8,101
Sublease payments receivable under non-cancellable sublease	(484)
Future minimum lease payments due and receivable under non-cancellable operating leases	7,617
Operating leases [member] | 2018 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	1,961
Sublease payments receivable under non-cancellable sublease	(125)
Future minimum lease payments due and receivable under non-cancellable operating leases	1,837
Operating leases [member] | 2019 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	1,359
Sublease payments receivable under non-cancellable sublease	(105)
Future minimum lease payments due and receivable under non-cancellable operating leases	1,253
Operating leases [member] | 2020 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	1,119
Sublease payments receivable under non-cancellable sublease	(104)
Future minimum lease payments due and receivable under non-cancellable operating leases	1,015
Operating leases [member] | 2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	872
Sublease payments receivable under non-cancellable sublease	(68)
Future minimum lease payments due and receivable under non-cancellable operating leases	804
Operating leases [member] | 2022 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	777
Sublease payments receivable under non-cancellable sublease	(22)
Future minimum lease payments due and receivable under non-cancellable operating leases	755
Operating leases [member] | 2023 - 2027 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	1,453
Sublease payments receivable under non-cancellable sublease	(61)
Future minimum lease payments due and receivable under non-cancellable operating leases	1,392
Operating leases [member] | 2028 - 2032 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	485
Sublease payments receivable under non-cancellable sublease	0
Future minimum lease payments due and receivable under non-cancellable operating leases	485
Operating leases [member] | Thereafter [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	76
Sublease payments receivable under non-cancellable sublease	0
Future minimum lease payments due and receivable under non-cancellable operating leases	76
Rigs [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Cancellation payments	0	115
Rigs [Member] | Operating leases [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	3,274
Rigs [Member] | Operating leases [member] | 2018 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	1,039
Rigs [Member] | Operating leases [member] | 2019 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	712
Rigs [Member] | Operating leases [member] | 2020 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	509
Rigs [Member] | Operating leases [member] | 2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	374
Rigs [Member] | Operating leases [member] | 2022 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	352
Rigs [Member] | Operating leases [member] | 2023 - 2027 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	287
Rigs [Member] | Operating leases [member] | 2028 - 2032 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	0
Rigs [Member] | Operating leases [member] | Thereafter [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	0
Vessels [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Estimated Nominal value of the lease contract	585
Vessels [Member] | Operating leases [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	2,532
Vessels [Member] | Operating leases [member] | 2018 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	615
Vessels [Member] | Operating leases [member] | 2019 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	393
Vessels [Member] | Operating leases [member] | 2020 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	382
Vessels [Member] | Operating leases [member] | 2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	304
Vessels [Member] | Operating leases [member] | 2022 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	233
Vessels [Member] | Operating leases [member] | 2023 - 2027 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	498
Vessels [Member] | Operating leases [member] | 2028 - 2032 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	93
Vessels [Member] | Operating leases [member] | Thereafter [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	13
Land and buildings [member] | Related parties [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	$ 511
Operating lease commitment extension year	2034
Land and buildings [member] | Due after 2021 [member] | Related parties [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	$ 387
Land and buildings [member] | Operating leases [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	1,737
Land and buildings [member] | Operating leases [member] | 2018 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	155
Land and buildings [member] | Operating leases [member] | 2019 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	140
Land and buildings [member] | Operating leases [member] | 2020 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	136
Land and buildings [member] | Operating leases [member] | 2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	133
Land and buildings [member] | Operating leases [member] | 2022 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	134
Land and buildings [member] | Operating leases [member] | 2023 - 2027 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	621
Land and buildings [member] | Operating leases [member] | 2028 - 2032 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	369
Land and buildings [member] | Operating leases [member] | Thereafter [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	50
Other [Member] | Operating leases [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	558
Other [Member] | Operating leases [member] | 2018 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	152
Other [Member] | Operating leases [member] | 2019 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	113
Other [Member] | Operating leases [member] | 2020 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	92
Other [Member] | Operating leases [member] | 2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	60
Other [Member] | Operating leases [member] | 2022 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	57
Other [Member] | Operating leases [member] | 2023 - 2027 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	47
Other [Member] | Operating leases [member] | 2028 - 2032 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	23
Other [Member] | Operating leases [member] | Thereafter [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	13
Machinery, equipment and transportation including vessles [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease	$ 439	$ 484